TAXES	6 Months Ended
Jun. 30, 2025
TAXES
TAXES

NOTE 13 — TAXES

Income tax

Cayman Islands

Under the current tax laws of Cayman Islands, the Company is not subject to tax on income or capital gains. No Cayman Islands withholding tax is imposed upon payment of dividends by the Company to its shareholders.

British Virgin Islands

The Company is incorporated in the British Virgin Islands. Under the current laws of the BVI, an entity incorporated in the BVI are not subject to tax on income or capital gains.

United States

In the first half of 2025, the Company has three U.S. subsidiaries NewCo, Excelfin and Baird Medical LLC. NewCo is inactive holding company. Excelfin is holding company incurred loss in the first half of 2025. Baird Medical LLC’s business is to sell MWA medical devices and have income in the first half of 2025. The Company had considered the income tax impacts in its consolidated financial statements.

In the first half of 2024, The Company has three U.S. subsidiaries Better Medical Merger Sub Inc., Betters Medical Merger Sub 2, Inc. and Baird Medical LLC. Better Medical Merger Sub Inc. and Betters Medical Merger Sub 2, Inc. are inactive holding companies. Baird Medical LLC’s business is to sell MWA medical devices but is expected to incur loss in financial year of 2024. Therefore, there is no income tax provision for these entities in the six months ended June 30, 2024.

Hong Kong

On March 21, 2018, the Hong Kong Legislative Council passed The Inland Revenue (Amendment) (No. 7) Bill 2017 (the “Bill”) which introduces the two-tiered profits tax rates regime. The Bill was signed into law on March 28, 2018 and was announced on the following day. Under the two-tiered profits tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits of the qualifying group entity will be taxed at 8.25%, and profits above HKD 2 million will be taxed at 16.5%. The Company’s Hong Kong subsidiaries did not have assessable profits that were derived in Hong Kong for the six months ended June 30, 2024 and have assessable profits that were derived in Hong Kong for the six months ended June 30,2025. The Company had considered the income tax impacts in its consolidated financial statements for the six months ended June 30, 2024 and 2025.

PRC

The Company’s PRC subsidiaries are subject to the PRC Enterprise Income Tax Law (“EIT Law”) and are taxed at the statutory income tax rate of 25%, except for Nanjing Changcheng and Baide Suzhou who are registered as High and New-Tech enterprises according to the PRC tax regulations and entitled to a preferential tax rate of 15% for the six months ended June 30, 2024 and 2025.

Certain subsidiaries of the Company have been qualified as “Small Profit Enterprises”. From January 1, 2022 to December 31, 2022, 12.5% of the first RMB 1.0 million, approximately $137,881, of the assessable profit before tax is subject to preferential tax rate of 20% and the 25% of the assessable profit before tax exceeding RMB 1.0 million but not exceeding RMB 3.0 million is subject to preferential tax rate of 20%. From January 1, 2023 to December 31, 2027, 25% of the first RMB 3.0 million, approximately $413,644, of the assessable profit before tax is subject to the tax rate of 20%.

The components of the income tax provision are as follows:

	For the six months ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Current tax expense	$464,067	$556,208
Deferred tax benefit	17,212	2,923
Income tax provision	$481,279	$559,131

(Loss) income before income taxes is attributable to the following geographic locations for the years ended ended June 30, 2024 and 2025:

	For the six months ended June 30,
	2024	2025
	(Unaudited)	(Unaudited)
Cayman Islands	$—	$(4,915,703)
United States	—	(257,605)
Hong Kong	(175,998)	273,663
PRC	5,032,404	(5,900,351)
	$4,856,406	$(10,799,996)

Deferred tax assets and liabilities

The significant components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2024	2025
	(Audited)	(Unaudited)
Deferred tax assets:
Allowance for expected credit losses	$552,486	$559,886
Net operating loss carryforward	901,272	953,897
Lease liabilities	36,118	11,269
Total deferred tax assets	$1,489,876	$1,525,052
Less: Valuation allowance	(775,415)	(824,528)
Deferred tax assets, net	$714,461	$700,524
Deferred tax liabilities:
Right-of-use assets	45,238	21,559
Total deferred tax liabilities	$45,238	$21,559

The movement of valuation allowance for deferred tax assets for the six months periods presented is as follows:

	June 30, 2024	June 30, 2025
	(Unaudited)	(Unaudited)
Beginning balance	$(441,549)	$(775,415)
Increase in valuation allowance	(23,809)	(50,045)
Foreign exchange	10,035	932
Ending balance	$(455,323)	$(824,528)

The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the cumulative earnings and projected future taxable income in making this assessment. Recovery of substantially all of the Company’s deferred tax assets is dependent upon the generation of future income, exclusive of reversing taxable temporary differences.

Valuation allowances have been established for deferred tax assets based on a more-likely-than-not threshold. Under the applicable accounting standards, management has considered some subsidiaries of the Group’s history of losses and concluded that it is more likely than not that these subsidiaries will not generate future taxable income prior to the expiration of their net operating losses. As a result, management assessed a valuation allowance of $775,415 and $824,528 as of December 31, 2024 and June 30, 2025, respectively.

Tax Payables

The Company’s tax payables consist of the following:

	As of
	December 31, 2024	June 30, 2025
VAT tax payable	$358,792	$58,267
Income tax payable	79,167	4,818
Other tax payables*	2,435,494	2,389,230
Total tax payables	$2,873,453	$2,452,315

*As of both December 31, 2024 and June 30, 2025, the Company recorded approximately $2.4 million excise tax payable in other tax payables associated with redemptions.

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2024 and June 30, 2025, the Company did not have any significant unrecognized uncertain tax positions.